DERIVATIVES, Dedesignated Derivative Liabilities (Details) $ in Thousands		12 Months Ended
		Dec. 31, 2020 USD ($) Instrument	Dec. 31, 2019 USD ($) Contract	Dec. 31, 2018 USD ($)
Derivatives [Abstract]
Credit risk adjusted fair value		$ (46,169)	$ (27,943)
Reclassification from other comprehensive loss into earnings, net of deferred tax	[1]	(456)	2,829	$ 3,717
Gain on derivatives		(1,648)	(2,720)	2,382
Interest Rate Swap Contracts [Member]
Derivatives [Abstract]
Credit risk adjusted fair value		(46,200)	$ (27,900)
Loss recognized in accumulated comprehensive loss, net of deferred tax		$ 5,400
Number of contracts matured | Contract			1
Dedesignated Derivatives [Member]
Derivatives [Abstract]
Quantity | Instrument		11
Contract notional amount		$ 107,412
Credit risk adjusted fair value		(8,001)
Loss recognized in accumulated comprehensive loss, net of deferred tax		$ (5,237)
Dedesignated Derivatives [Member] | Interest Rate Swap Contracts [Member]
Derivatives [Abstract]
Quantity | Instrument		11
Maturity date		Jun. 15, 2023
Contract notional amount		$ 107,412
Credit risk adjusted fair value		(7,419)
Accrued interest		(582)
Loss recognized in accumulated comprehensive loss, net of deferred tax		$ (5,237)	$ (400)	(500)
Interest expense			$ 500	4,100
Number of contracts terminated | Contract			16
Reclassification from other comprehensive loss into earnings, net of deferred tax			$ 2,400
Dedesignated Derivatives [Member] | Interest Rate Swap Contracts [Member] | Minimum [Member]
Derivatives [Abstract]
Hedge interest rate		2.66%
Dedesignated Derivatives [Member] | Interest Rate Swap Contracts [Member] | Maximum [Member]
Derivatives [Abstract]
Hedge interest rate		3.12%
Dedesignated Derivatives [Member] | Interest Rate Lock Derivative Contracts [Member]
Derivatives [Abstract]
Gain on derivatives				$ 1,800

[1]	The associated deferred tax was $(63), $432 and $295 for the years ended December 31, 2020, 2019 and 2018, respectively.